Equity Investments (Narrative) (Details)	1 Months Ended					12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Apr. 30, 2014 CNY (¥)	Mar. 31, 2014 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($)	Apr. 30, 2015 CNY (¥)	Apr. 30, 2015 USD ($)	Feb. 28, 2015 CNY (¥)	Feb. 28, 2015 USD ($)	Jan. 31, 2015 CNY (¥)	Jan. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Schedule of Equity Investments [Line Items]
Gain on disposition of subsidiaries and acquisition of equity investments						¥ 0	$ 0	¥ 29,660,000	¥ 0
Carrying value of equity investment									¥ 0										$ 0
Phoenix FM Limited ("FM") [Member]
Schedule of Equity Investments [Line Items]
Gain on disposition of subsidiaries and acquisition of equity investments					¥ 18,000,000
Carrying value of equity investment	¥ 0					0
Loan receivable	15,200,000					15,200,000
Impairment amount of equity investment						9,000,000
Phoenix FM Limited ("FM") [Member] | Ordinary Shares [Member]
Schedule of Equity Investments [Line Items]
Percentage of ordinary shares owned by the Company																		100.00%
Phoenix FM Limited ("FM") [Member] | IDG-Accel China Growth Fund L.P. and IDG-Accel China Investors L.P.("IDG-Accel Funds") [Member] | Convertible preferred shares [Member]
Schedule of Equity Investments [Line Items]
Convertible preferred shares acquired | $																		$ 3,000,000
Shenzhenshi Fenghuang Jingcai Network Technology Co., Ltd. ("Fenghuang Jingcai") [Member]
Schedule of Equity Investments [Line Items]
Gain on disposition of subsidiaries and acquisition of equity investments				¥ 5,500,000
Carrying value of equity investment	¥ 0					0
Impairment amount of equity investment						¥ 3,200,000	$ 500,000
Equity interests owned by the Company				45.06%
Shenzhenshi Fenghuang Jingcai Network Technology Co., Ltd. ("Fenghuang Jingcai") [Member] | Shikong Chuangyi (Beijing) Technology Culture Development Co. Ltd. and an individual investor [Member]
Schedule of Equity Investments [Line Items]
Capital contribution injected by shareholders				¥ 8,200,000
Percentage of equity interest acquired				54.94%
Particle [Member]
Schedule of Equity Investments [Line Items]
Percentage of equity interests owned by the Company on an as-if converted basis	46.95%		18.42%			46.95%		18.42%		46.95%							18.42%
Particle [Member] | Ordinary Shares [Member]
Schedule of Equity Investments [Line Items]
Percentage of equity interest acquired			9.08%					9.08%									9.08%
Cash consideration			¥ 31,200,000					¥ 31,200,000									$ 5,000,000
Fair value of ordinary shares of the Company transferred to acquire equity interests			17,300,000					17,300,000									$ 2,800,000
Beijing Fenghuang Tianbo Network Technology Co., Ltd. ("Tianbo") [Member]
Schedule of Equity Investments [Line Items]
Gain on disposition of subsidiaries and acquisition of equity investments			6,200,000
Carrying value of equity investment	¥ 9,600,000		¥ 14,300,000			¥ 9,600,000		¥ 14,300,000		$ 1,500,000
Equity interests owned by the Company			50.00%					50.00%									50.00%
Beijing Phoenix Lilita Information Technology Co., Ltd. ("Lilita") [Member]
Schedule of Equity Investments [Line Items]
Percentage of equity interest acquired															5.00%	5.00%
Aggregate purchase price															¥ 500,000	$ 100,000
Hangzhou Qike Technology Co., Ltd. [Member]
Schedule of Equity Investments [Line Items]
Equity interests owned by the Company													45.00%	45.00%
Aggregate purchase price													¥ 4,500,000	$ 700,000
Lifeix Inc. [Member]
Schedule of Equity Investments [Line Items]
Impairment amount of equity investment	¥ 6,400,000	$ 1,000,000
Percentage of equity interest acquired											0.30%	0.30%
Aggregate purchase price											¥ 6,100,000	$ 1,000,000